Revenue disaggregation and segmental analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Revenue disaggregation and segmental analysis
Service revenue	€ 29,912	€ 30,318		€ 30,207
Equipment revenue	4,595	4,900		4,393
Revenue from contracts with customers	34,507	35,218		34,600
Other revenue	2,109	2,356		2,312
Interest revenue	101	98		98
Total segment revenue	36,717	37,672	[1]	37,010	[1]
Adjusted EBITDAaL	11,019	12,424		12,693
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	16,577	16,354		17,902
Not later than one year [Member]
Revenue disaggregation and segmental analysis
Amount of total future revenue from the Group's contracts with customers with performance obligations not satisfied	10,488	10,324		11,353
Vodafone Spain
Revenue disaggregation and segmental analysis
Transaction price allocated to remaining performance obligations, amount of adjustment due to reclassification to discontinued operations		2,167
Vodafone Spain | Not later than one year [Member]
Revenue disaggregation and segmental analysis
Transaction price allocated to remaining performance obligations, amount of adjustment due to reclassification to discontinued operations		1,617
Vodafone Italy
Revenue disaggregation and segmental analysis
Transaction price allocated to remaining performance obligations, amount of adjustment due to reclassification to discontinued operations		2,111
Vodafone Italy | Not later than one year [Member]
Revenue disaggregation and segmental analysis
Transaction price allocated to remaining performance obligations, amount of adjustment due to reclassification to discontinued operations		1,560
Common Functions
Revenue disaggregation and segmental analysis
Service revenue	559	530		522
Equipment revenue	49	47		53
Revenue from contracts with customers	608	577		575
Other revenue	1,256	1,191		1,190
Interest revenue				1
Total segment revenue	1,864	1,768		1,766
Adjusted EBITDAaL	29	20		(56)
Eliminations
Revenue disaggregation and segmental analysis
Service revenue	(150)	(157)		(141)
Equipment revenue	(1)	(1)		(1)
Revenue from contracts with customers	(151)	(158)		(142)
Other revenue	(76)	(1,105)		(1,059)
Total segment revenue	(227)	(1,263)		(1,201)
Germany
Revenue disaggregation and segmental analysis
Service revenue	11,453	11,433		11,616
Equipment revenue	1,132	1,313		1,126
Revenue from contracts with customers	12,585	12,746		12,742
Other revenue	357	350		365
Interest revenue	15	17		21
Total segment revenue	12,957	13,113		13,128
Adjusted EBITDAaL	5,017	5,323		5,669
UK
Revenue disaggregation and segmental analysis
Service revenue	5,631	5,358		5,154
Equipment revenue	1,111	1,375		1,333
Revenue from contracts with customers	6,742	6,733		6,487
Other revenue	54	58		69
Interest revenue	41	33		33
Total segment revenue	6,837	6,824		6,589
Adjusted EBITDAaL	1,408	1,350		1,395
Other Europe
Revenue disaggregation and segmental analysis
Service revenue	4,722	5,005		5,001
Equipment revenue	665	602		528
Revenue from contracts with customers	5,387	5,607		5,529
Other revenue	102	117		105
Interest revenue	15	20		19
Total segment revenue	5,504	5,744		5,653
Adjusted EBITDAaL	1,516	1,632		1,606
Africa
Revenue disaggregation and segmental analysis
Service revenue	5,951	6,556		6,386
Equipment revenue	1,030	1,089		1,013
Revenue from contracts with customers	6,981	7,645		7,399
Other revenue	409	403		384
Interest revenue	30	28		24
Total segment revenue	7,420	8,076		7,807
Adjusted EBITDAaL	2,539	2,880		2,929
Turkey
Revenue disaggregation and segmental analysis
Service revenue	1,746	1,593		1,669
Equipment revenue	609	475		341
Revenue from contracts with customers	2,355	2,068		2,010
Other revenue	7	4		6
Total segment revenue	2,362	2,072		2,016
Adjusted EBITDAaL	€ 510	424		531
Vantage Towers
Revenue disaggregation and segmental analysis
Other revenue		1,338		1,252
Total segment revenue		1,338		1,252
Adjusted EBITDAaL		€ 795		€ 619

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.